Warrant Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Income (Loss) Associated With Changes In Fair Values Of Derivative Financial Instruments

The following table summarizes the effect on our income (loss) associated with changes in the fair values of our warrant derivative financial instruments:

	Three Months Ended March 31
	2013	2012
	(in thousands)
Warrants	$3,785	$432

The following table summarizes the effect on our income (loss) associated with changes in the fair values of our derivative financial instruments:

	December 31,
	2012	2011
	(in thousands)
Unrealized gain (loss) on warrant derivatives	$(600)	$9,786